Organization and Description of the Business (Details) - USD ($) $ / shares in Units, $ in Thousands													3 Months Ended				6 Months Ended		12 Months Ended
	Aug. 05, 2025	Jul. 31, 2025	Jul. 25, 2025	Jul. 24, 2025	Jun. 23, 2025	Apr. 30, 2025	Feb. 28, 2025	Jan. 28, 2025	Nov. 14, 2024	Nov. 13, 2024	Oct. 07, 2024	Apr. 18, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 29, 2025	Apr. 10, 2025	Apr. 02, 2025	Nov. 07, 2024	Oct. 18, 2023
Organization and Description of the Business [Line Items]
Common stock par value (in Dollars per share)													$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Accumulated deficit													$ (122,974)				$ (122,974)		$ (116,103)	$ (108,871)
Net losses amount													(2,984)	$ (3,887)	$ (2,440)	$ 636	(6,871)	$ (1,804)	(7,232)	(11,706)
Security bid price per share (in Dollars per share)																							$ 1
Funding amount									$ 3,000		$ 1,000	$ 2,158	15,000				15,000								$ 6,000
Proceeds from received																	553
Purchase of common stock (in Shares)							5,000
Aggregate net purchase price																			10,361
Cash													2,014		63		2,014	$ 63	2,850	723
Converted in common shares																			2,786
Installments amount											$ 250
Accrue interest percentage											10.00%
Repaid balance											$ 1,000
Transaction cost																			2,100
Issuance cost																			900
Net liabilities																			6,600
Legal fees																			1,000
Excise tax payable													4,401				4,401		4,401
Income tax payable													425				425		366
Forward purchase agreement																			1,100
Shares of forward purchase agreement (in Shares)																								3,333
Second Convertible Note [Member]
Organization and Description of the Business [Line Items]
Proceeds from received					$ 1,840
PIPE Financing [Member]
Organization and Description of the Business [Line Items]
Proceeds from received																			5,700
Principal amount																			$ 4,225
Promissory Note [Member]
Organization and Description of the Business [Line Items]
Principal amount												$ 1,997
Number of shares, converted (in Shares)												20,000
Issuance cost									$ 2,755
Convertible Note Discount [Member]
Organization and Description of the Business [Line Items]
Issuance discount									8.00%
Maturity date																			Nov. 13, 2025
Forecast [Member]
Organization and Description of the Business [Line Items]
Security bid price per share (in Dollars per share)																					$ 1		$ 1
Number of shares, converted (in Shares)						25,998
Contract Termination [Member]
Organization and Description of the Business [Line Items]
Shares of forward purchase agreement (in Shares)								3,333
Termination obligation aggregate amount										$ 132
Early termination reset price per share (in Dollars per share)								$ 39.6
Common Stock [Member]
Organization and Description of the Business [Line Items]
Net losses amount
Purchase of common stock (in Shares)																			113,342
Aggregate net purchase price
MVPHS [Member]
Organization and Description of the Business [Line Items]
Market value																						$ 15,000
MVLS [Member]
Organization and Description of the Business [Line Items]
Market value													$ 50,000				$ 50,000
Subsequent Event [Member]
Organization and Description of the Business [Line Items]
Purchase of common stock (in Shares)	8,033		16,667
Subsequent Event [Member] | Contract Termination [Member]
Organization and Description of the Business [Line Items]
Shares of forward purchase agreement (in Shares)								3,333
Termination obligation aggregate amount								$ 132
Early termination reset price per share (in Dollars per share)								$ 39.6
Subsequent Event [Member] | Common Stock [Member]
Organization and Description of the Business [Line Items]
Purchase of common stock (in Shares)	8,003		33,333	50,000
Aggregate net purchase price	$ 50		$ 299	$ 385
Number of shares, converted (in Shares)		367,491
Minimum [Member]
Organization and Description of the Business [Line Items]
Interest rate									0.00%
Maximum [Member]
Organization and Description of the Business [Line Items]
Interest rate									18.00%